Credit-related arrangements, repurchase agreements and commitments - Credit-Related Arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Offsetting Liabilities [Line Items]
Outstanding financial guarantees, Gross	$ 254,010	$ 280,052
Outstanding financial guarantees, Collateral	246,824	272,756
Outstanding financial guarantees, Net	$ 7,186	7,296
Standby Letters of Credit
Offsetting Liabilities [Line Items]
Guarantor obligations, term period	1 year
Letters of Guarantee
Offsetting Liabilities [Line Items]
Guarantor obligations, term period	4 years
Standby letters of credit
Offsetting Liabilities [Line Items]
Outstanding financial guarantees, Gross	$ 250,543	276,464
Outstanding financial guarantees, Collateral	243,393	269,204
Outstanding financial guarantees, Net	7,150	7,260
Letters of guarantee
Offsetting Liabilities [Line Items]
Outstanding financial guarantees, Gross	3,467	3,588
Outstanding financial guarantees, Collateral	3,431	3,552
Outstanding financial guarantees, Net	$ 36	$ 36